1 (212) 318-6095

thomaspeeney@paulhastings.com

January 10, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Brookfield Real Assets Income Fund Inc. (the “Fund”)
Registration Statement on Form N-2 (File No. 811-23157)

Ladies and Gentlemen:

On behalf of the Fund, transmitted herewith is a copy of the Fund’s Registration Statement on Form N-2 for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”).

The Registration Statement is for the shelf registration of shares of the Fund’s common stock or preferred stock, including subscription rights to purchase common stock or preferred stock, in an amount not to exceed $400 million. Please note that we intend to submit a request for acceleration of effectiveness once you have completed your review and open comments have been resolved.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Sincerely,

/s/ Thomas D. Peeney

Thomas D. Peeney
for PAUL HASTINGS LLP